REGULATORY FRAMEWORK - Universal Service Regulation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Sep. 13, 2012	Apr. 08, 2011
Regulatory framework
Contribution to SU Fund, percentage	1.00%
Monthly obligation settlement percentage of total contribution	30.00%
Receivable from regulatory authority	$ 13,229
Investments included in the unrecorded accounts receivable			$ 13,512
Additional investments included in the unrecorded accounts receivable			$ 1,541
Deposit payable, as required by the CNC		$ 208
Minimum
Regulatory framework
Minimum percentage of teledensity required for not providing contribution to SU fund	15.00%